Financial Assets at Fair Value through Profit or Loss (Details) - USD ($)		12 Months Ended
	Dec. 22, 2023	Mar. 31, 2025	Jun. 11, 2024	Aug. 08, 2023
Financial Assets at Fair Value through Profit or Loss [Line Items]
Impairment loss on unlisted equity securities		$ (671,403)
Recoverable amount		$ 240,001
Warrants [Member]
Financial Assets at Fair Value through Profit or Loss [Line Items]
Purchase of share warrant at fair	$ 411,403
Cash	$ 300,000
Gravity Markets Limited [Member]
Financial Assets at Fair Value through Profit or Loss [Line Items]
Equity interest, percentage				0.26%
Cash in return				$ 100,001
NextGen Digital Venture Limited [Member]
Financial Assets at Fair Value through Profit or Loss [Line Items]
Equity interest, percentage	40.00%
NextGen Digital Venture Limited [Member] | Warrants [Member]
Financial Assets at Fair Value through Profit or Loss [Line Items]
Combination shares (in Shares)	300,000
UXUY Limited [Member]
Financial Assets at Fair Value through Profit or Loss [Line Items]
Equity interest, percentage			0.20%
Cash in return			$ 100,000